Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disposals and retirements, property, plant and equipment [abstract]
At beginning of the year	¥ 131,546	[1]	¥ 125,392		¥ 117,996
Net liabilities incurred, including reassessment	(2,220)		2,981		2,942
Liabilities settled	(2,034)		(2,012)		(843)
Accretion expense (Note 10)	5,678		5,453		5,126
Currency translation differences	(190)		(268)		171
At end of the year	¥ 132,780		¥ 131,546	[1]	¥ 125,392

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).